LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LAND USE RIGHTS, NET
Summary of land use rights, net

	As of December 31,
	2021	2022
	RMB	RMB
Land use rights	63,618	63,618
Less: Accumulated amortization	(1,896)	(3,169)
Land use right, net	61,722	60,449